Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Intangible Assets

	2022	2021	2020
Net book value of intangible assets	424	462	490
Provision for impairment of intangible assets	(40)	(43)	(25)

	384	419	465

Summary of Evolution of the Group's Intangible Assets
The evolution of the Group’s intangible assets for the years ended December 31, 2022, 2021 and 2020 is as follows:

	Service concessions	Exploration rights	Other intangibles	Total
Cost	869	279	406	1,554
Accumulated amortization	574	-	351	925

Balance as of December 31, 2019	295	279	55	629

Cost
Increases	14	9	10	33
Translation effect	-	-	(14)	(14)
Adjustment for inflation (1)	-	-	13	13
Decreases, reclassifications and other movements	-	(128)	5	(123)

Accumulated amortization
Increases	37	-	11	48
Translation effect	-	-	(3)	(3)
Adjustment for inflation (1)	-	-	3	3
Decreases, reclassifications and other movements	-	-	-	-

Cost	883	160	420	1,463
Accumulated amortization	611	-	362	973

Balance as of December 31, 2020	272	160	58	490

Cost
Increases	25	-	7	32
Translation effect	-	-	(3)	(3)
Adjustment for inflation (1)	-	-	19	19
Decreases, reclassifications and other movements	-	(24)	3	(21)

Accumulated amortization
Increases	37	-	14	51
Translation effect	-	-	(1)	(1)
Adjustment for inflation (1)	-	-	5	5
Decreases, reclassifications and other movements	-	-	-	-

Cost	908	136	446	1,490
Accumulated amortization	648	-	380	1,028

Balance as of December 31, 2021	260	136	66	462

Cost
Increases	25	-	4	29
Translation effect	-	-	(32)	(32)
Adjustment for inflation (1)	-	-	35	35
Decreases, reclassifications and other movements	-	(26)	-	(26)

Accumulated amortization
Increases	27	-	16	43
Translation effect	-	-	(10)	(10)
Adjustment for inflation (1)	-	-	11	11
Decreases, reclassifications and other movements	-	-	-	-

Cost	933	110	453	1,496
Accumulated amortization	675	-	397	1,072

Balance as of December 31, 2022	258	110	56	424

(1)	Corresponds to adjustment for inflation of opening balances of intangible assets in subsidiaries with the Peso as functional currency which was charged to other comprehensive income.

Summary of Reconciliation of Provision for Impairment of Intangible Assets
Set forth below is the evolution of the provision for impairment of intangible assets for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Amount at beginning of year	43	25	7
Increase charged to profit or loss	-	18	18
Adjustment for inflation (1)	-	-	2
Translation differences	(3)	-	(2)

Amount at end of year	40	43	25

(1)
Corresponds to adjustment for inflation of opening balances of the provision for impairment of intangible assets in subsidiaries with the Peso as functional currency which was charged to other comprehensive income.